Income Tax Expense - Summary of Income Tax Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense:
Current year	₩ 274,902	₩ 319,539	₩ 286,717
Current tax of prior years	73,477	705	14,536
Current tax expense	348,379	320,244	301,253
Deferred tax expense:
Changes in net deferred tax assets	(60,058)	331,704	75,249
Income tax expense
Tax expense of continuing operation	288,321	651,948	376,502
Continue operations [member]
Income tax expense
Tax expense of continuing operation	288,321	446,796	221,262
Discontinued operations [member]
Income tax expense
Tax expense of discontinued operation	₩ 0	₩ 205,152	₩ 155,240